FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Total held as trading assets	£ 0	£ 290
Other assets mandatorily at fair value through profit or loss
Total other assets mandatorily at fair value through profit or loss	(1,892)	(2,527)
Total	1,674	2,284
Debt securities	5,137	5,325
The Group | Other | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Total held as trading assets	0	0
Other assets mandatorily at fair value through profit or loss
Debt securities	8	0
The Group | Other | Not rated
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Total held as trading assets	0	0
Other assets mandatorily at fair value through profit or loss
Debt securities	28	1
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Total held as trading assets	0	290
Other assets mandatorily at fair value through profit or loss
Total other assets mandatorily at fair value through profit or loss	(754)	(998)
Total	1,724	703
Debt securities	4,315	5,241
The Bank | Other | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Total held as trading assets	0	0
Other assets mandatorily at fair value through profit or loss
Debt securities	0	0
The Bank | Other | Not rated
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Total held as trading assets	0	0
Other assets mandatorily at fair value through profit or loss
Debt securities	15	0
Treasury shares | The Group
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	0	0
Total	0	337
Debt securities	0	337
Treasury shares | The Group | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	0	290
Total held as trading assets	0	290
Treasury shares | The Group | Other assets held at fair value through profit or loss
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	0	47
Total other assets mandatorily at fair value through profit or loss	0	(47)
Treasury shares | The Group | Investment grade
Other assets mandatorily at fair value through profit or loss
Total	0	337
Treasury shares | The Group | Investment grade | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	0	290
Total held as trading assets	0	290
Treasury shares | The Group | Investment grade | Other assets held at fair value through profit or loss
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	0	47
Total other assets mandatorily at fair value through profit or loss	0	(47)
Treasury shares | The Group | Other
Other assets mandatorily at fair value through profit or loss
Total	0	0
Treasury shares | The Group | Other | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	0	0
Total held as trading assets	0	0
Treasury shares | The Group | Other | Other assets held at fair value through profit or loss
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	0	0
Total other assets mandatorily at fair value through profit or loss	0	0
Treasury shares | The Bank
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	1,203	0
Total	0	337
Debt securities	1,203	337
Treasury shares | The Bank | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	0	290
Total held as trading assets	0	290
Treasury shares | The Bank | Other assets held at fair value through profit or loss
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	0	47
Total other assets mandatorily at fair value through profit or loss	0	(47)
Treasury shares | The Bank | Investment grade
Other assets mandatorily at fair value through profit or loss
Total	0	337
Treasury shares | The Bank | Investment grade | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	0	290
Total held as trading assets	0	290
Treasury shares | The Bank | Investment grade | Other assets held at fair value through profit or loss
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	0	47
Total other assets mandatorily at fair value through profit or loss	0	(47)
Treasury shares | The Bank | Other
Other assets mandatorily at fair value through profit or loss
Total	0	0
Treasury shares | The Bank | Other | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	0	0
Total held as trading assets	0	0
Treasury shares | The Bank | Other | Other assets held at fair value through profit or loss
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	0	0
Total other assets mandatorily at fair value through profit or loss	£ 0	£ 0